Supplemental Guarantors Consolidating Condensed Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantors Consolidating Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheet
CONSOLIDATING CONDENSED BALANCE SHEET
As of March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$25,308	$236	$—	$25,544
Receivables
Trade, net	—	27,026	16,569	—	43,595
Notes and other, net	—	33	2,068	—	2,101
Due from Seitel Holdings, Inc.	—	1,120	—	—	1,120
Intercompany receivables (payables)	26,878	437	(27,315)	—	—
Investment in subsidiaries	344,582	434,764	1,587	(780,933)	—
Net seismic data library	—	114,478	82,743	—	197,221
Net property and equipment	—	2,003	2,648	—	4,651
Prepaid expenses, deferred charges and other	7,376	3,047	617	—	11,040
Intangible assets, net	900	12,447	5,908	—	19,255
Goodwill	—	107,688	98,286	—	205,974
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$379,736	$728,435	$183,347	$(780,933)	$510,585
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$720	$37,613	$14,789	$—	$53,122
Income taxes payable	403	569	—	—	972
Senior Notes	250,000	—	—	—	250,000
Notes payable	12	—	—	—	12
Obligations under capital leases	—	73	2,917	—	2,990
Deferred revenue	—	46,681	4,667	—	51,348
Deferred income taxes	—	—	2,896	—	2,896
TOTAL LIABILITIES	251,135	84,936	25,269	—	361,340
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,998	—	—	—	398,998
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(270,397)	(121,253)	(19,484)	140,737	(270,397)
Accumulated other comprehensive income	—	—	20,644	—	20,644
TOTAL STOCKHOLDER’S EQUITY	128,601	643,499	158,078	(780,933)	149,245
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$379,736	$728,435	$183,347	$(780,933)	$510,585

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$61,612	$13,282	$—	$74,894
Receivables
Trade, net	—	32,129	19,177	—	51,306
Notes and other, net	520	1,606	2,196	—	4,322
Due from Seitel Holdings, Inc.	—	861	—	—	861
Intercompany receivables (payables)	95,955	(78,614)	(17,341)	—	—
Investment in subsidiaries	272,268	416,322	1,448	(690,038)	—
Net seismic data library	—	63,259	57,435	—	120,694
Net property and equipment	—	1,897	3,142	—	5,039
Investment in marketable securities	—	262	—	—	262
Prepaid expenses, deferred charges and other	4,409	5,078	757	—	10,244
Intangible assets, net	900	16,462	9,452	—	26,814
Goodwill	—	107,688	98,150	—	205,838
Deferred income taxes	—	56	—	—	56
TOTAL ASSETS	$374,052	$628,618	$187,698	$(690,038)	$500,330
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,050	$23,563	$26,937	$—	$60,550
Income taxes payable	81	—	1,383	—	1,464
Senior Notes	275,000	—	—	—	275,000
Notes payable	95	—	—	—	95
Obligations under capital leases	—	—	3,161	—	3,161
Deferred revenue	—	33,340	15,505	—	48,845
Deferred income taxes	—	—	1,375	—	1,375
TOTAL LIABILITIES	285,226	56,903	48,361	—	390,490
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,011	—	—	—	398,011
Parent investment	—	764,752	156,913	(921,665)	—
Retained deficit	(309,185)	(193,299)	(38,328)	231,627	(309,185)
Accumulated other comprehensive income	—	262	20,752	—	21,014
TOTAL STOCKHOLDER’S EQUITY	88,826	571,715	139,337	(690,038)	109,840
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$374,052	$628,618	$187,698	$(690,038)	$500,330

Schedule of Condensed Income Statement
CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$33,120	$18,575	$(344)	$51,351
EXPENSES:
Depreciation and amortization	—	18,009	11,329	—	29,338
Cost of sales	—	38	1	—	39
Selling, general and administrative	285	4,463	2,983	(344)	7,387
	285	22,510	14,313	(344)	36,764
INCOME (LOSS) FROM OPERATIONS	(285)	10,610	4,262	—	14,587
Interest expense, net	(7,831)	(1,065)	(419)	—	(9,315)
Foreign currency exchange losses	—	—	(647)	—	(647)
Loss on early extinguishment of debt	(1,504)	—	—	—	(1,504)
Other income	—	1	—	—	1
Income (loss) before income taxes and equity in income of subsidiaries	(9,620)	9,546	3,196	—	3,122
Provision for income taxes	—	484	900	—	1,384
Equity in income of subsidiaries	11,358	2,296	—	(13,654)	—
NET INCOME	$1,738	$11,358	$2,296	$(13,654)	$1,738

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$1,738	$11,358	$2,296	$(13,654)	$1,738
Foreign currency translation adjustments	—	—	(3,077)	—	(3,077)
Comprehensive income (loss)	$1,738	$11,358	$(781)	$(13,654)	$(1,339)

CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$39,128	$33,764	$(345)	$72,547
EXPENSES:
Depreciation and amortization	—	20,848	18,536	—	39,384
Cost of sales	—	86	11	—	97
Selling, general and administrative	253	5,016	3,168	(345)	8,092
	253	25,950	21,715	(345)	47,573
INCOME (LOSS) FROM OPERATIONS	(253)	13,178	12,049	—	24,974
Interest expense, net	(2,246)	(4,710)	(263)	—	(7,219)
Foreign currency exchange gains	—	—	411	—	411
Other income	1	80	—	—	81
Income (loss) before income taxes and equity in income of subsidiaries	(2,498)	8,548	12,197	—	18,247
Provision for income taxes	—	260	3,281	—	3,541
Equity in income of subsidiaries	17,204	8,916	—	(26,120)	—
NET INCOME	$14,706	$17,204	$8,916	$(26,120)	$14,706
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$14,706	$17,204	$8,916	$(26,120)	$14,706
Unrealized gains on securities held as available for sale, net of tax	—	85	—	—	85
Foreign currency translation adjustments	—	—	2,556	—	2,556
Comprehensive income	$14,706	$17,289	$11,472	$(26,120)	$17,347

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$157,324	$84,435	$(1,301)	$240,458
EXPENSES:
Depreciation and amortization	—	88,724	51,030	—	139,754
Cost of sales	—	446	18	—	464
Selling, general and administrative	2,117	17,607	10,665	(1,301)	29,088
	2,117	106,777	61,713	(1,301)	169,306
INCOME (LOSS) FROM OPERATIONS	(2,117)	50,547	22,722	—	71,152
Interest expense, net	(21,542)	(6,015)	(1,454)	—	(29,011)
Foreign currency exchange gains (losses)	—	(4)	685	—	681
Gain on sale of marketable securities	—	230	—	—	230
Other income	21	759	—	—	780
Income (loss) before income taxes and equity in income of subsidiaries	(23,638)	45,517	21,953	—	43,832
Provision for income taxes	—	1,377	5,405	—	6,782
Equity in income of subsidiaries	60,688	16,548	—	(77,236)	—
NET INCOME	$37,050	$60,688	$16,548	$(77,236)	$37,050

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$37,050	$60,688	$16,548	$(77,236)	$37,050
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(32)	—	—	(32)
Less: Reclassification adjustment for realized gains included in earnings	—	(230)	—	—	(230)
Foreign currency translation adjustments	—	—	2,969	—	2,969
Comprehensive income	$37,050	$60,426	$19,517	$(77,236)	$39,757

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$152,759	$66,644	$(1,395)	$218,008
EXPENSES:
Depreciation and amortization	—	92,106	50,857	—	142,963
Cost of sales	—	88	12	—	100
Selling, general and administrative	1,503	19,626	11,915	(1,395)	31,649
	1,503	111,820	62,784	(1,395)	174,712
INCOME (LOSS) FROM OPERATIONS	(1,503)	40,939	3,860	—	43,296
Interest expense, net	(14,124)	(19,805)	(838)	—	(34,767)
Foreign currency exchange gains (losses)	—	4	(730)	—	(726)
Loss on early extinguishment of debt	(7,912)	—	—	—	(7,912)
Gain on sale of marketable securities	—	2,467	—	—	2,467
Other income	4	67	179	—	250
Income (loss) before income taxes and equity in income of subsidiaries	(23,535)	23,672	2,471	—	2,608
Provision (benefit) for income taxes	—	(418)	810	—	392
Equity in income of subsidiaries	25,751	1,661	—	(27,412)	—
NET INCOME	$2,216	$25,751	$1,661	$(27,412)	$2,216
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$2,216	$25,751	$1,661	$(27,412)	$2,216
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(373)	—	—	(373)
Less: Reclassification adjustment for realized gains included in earnings	—	(2,467)	—	—	(2,467)
Foreign currency translation adjustments	—	(1)	(3,036)	—	(3,037)
Comprehensive income (loss)	$2,216	$22,910	$(1,375)	$(27,412)	$(3,661)

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$131,417	$47,892	$(3,753)	$175,556
EXPENSES:
Depreciation and amortization	—	126,593	48,999	—	175,592
Cost of sales	—	87	10	—	97
Selling, general and administrative	3,219	19,612	12,753	(3,753)	31,831
	3,219	146,292	61,762	(3,753)	207,520
LOSS FROM OPERATIONS	(3,219)	(14,875)	(13,870)	—	(31,964)
Interest expense, net	(20,115)	(20,173)	(248)	—	(40,536)
Foreign currency exchange gains	—	24	417	—	441
Gain on sale of marketable securities	—	4,188	—	—	4,188
Other income	2	319	125	—	446
Loss before income taxes and equity in loss of subsidiaries	(23,332)	(30,517)	(13,576)	—	(67,425)
Benefit for income taxes	—	(328)	(3,680)	—	(4,008)
Equity in loss of subsidiaries	(40,085)	(9,896)	—	49,981	—
NET LOSS	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE LOSS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net loss	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)
Unrealized gains on securities held as available for sale, net of tax:
Unrealized net holding gains arising during the period	—	4,117	—	—	4,117
Less: Reclassification adjustment for realized gains included in earnings	—	(4,188)	—	—	(4,188)
Foreign currency translation adjustments	—	1	6,947	—	6,948
Comprehensive loss	$(63,417)	$(40,155)	$(2,949)	$49,981	$(56,540)

Schedule of Condensed Cash Flow Statement
CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(17,861)	$42,050	$11,223	$—	$35,412
Cash flows from investing activities:
Cash invested in seismic data	—	(27,629)	(12,503)	—	(40,132)
Cash paid to acquire property, equipment and other	—	(192)	(144)	—	(336)
Advances to Seitel Holdings, Inc.	—	(246)	—	—	(246)
Net cash used in investing activities	—	(28,067)	(12,647)	—	(40,714)
Cash flows from financing activities:
Issuance of 9½% Senior Notes	250,000	—	—	—	250,000
Repayment of 9.75% Senior Notes	(275,000)	—	—	—	(275,000)
Principal payments on notes payable	(17)	—	—	—	(17)
Principal payments on capital lease obligations	—	(8)	(54)	—	(62)
Costs of debt transactions	(5,822)	—	—	—	(5,822)
Intercompany transfers	48,700	(49,200)	500	—	—
Net cash provided by (used in) financing activities	17,861	(49,208)	446	—	(30,901)
Effect of exchange rate changes	—	—	(144)	—	(144)
Net decrease in cash and cash equivalents	—	(35,225)	(1,122)	—	(36,347)
Cash and cash equivalents at beginning of period	—	60,533	1,358	—	61,891
Cash and cash equivalents at end of period	$—	$25,308	$236	$—	$25,544

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(13,179)	$27,843	$30,418	$—	$45,082
Cash flows from investing activities:
Cash invested in seismic data	—	(19,645)	(36,775)	—	(56,420)
Cash paid to acquire property, equipment and other	—	(201)	(49)	—	(250)
Advances to Seitel Holdings, Inc.	—	(4)	—	—	(4)
Net cash used in investing activities	—	(19,850)	(36,824)	—	(56,674)
Cash flows from financing activities:
Principal payments on notes payable	(16)	—	—	—	(16)
Principal payments on capital lease obligations	—	—	(42)	—	(42)
Intercompany transfers	13,195	(13,195)	—	—	—
Net cash provided by (used in) financing activities	13,179	(13,195)	(42)	—	(58)
Effect of exchange rate changes	—	—	171	—	171
Net decrease in cash and cash equivalents	—	(5,202)	(6,277)	—	(11,479)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$56,410	$7,005	$—	$63,415

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(27,325)	$133,731	$65,075	$—	$171,481
Cash flows from investing activities:
Cash invested in seismic data	—	(100,280)	(82,964)	—	(183,244)
Cash paid to acquire property, equipment and other	—	(1,278)	(144)	—	(1,422)
Net proceeds from sale of marketable securities	—	230	—	—	230
Cash from sale of property, equipment and other	—	90	—	—	90
Advances to Seitel Holdings, Inc.	—	(13)	—	—	(13)
Net cash used in investing activities	—	(101,251)	(83,108)	—	(184,359)
Cash flows from financing activities:
Principal payments on notes payable	(66)	—	—	—	(66)
Principal payments on capital lease obligations	—	(14)	(198)	—	(212)
Intercompany transfers	27,391	(33,541)	6,150	—	—
Net cash provided by (used in) financing activities	27,325	(33,555)	5,952	—	(278)
Effect of exchange rate changes	—	(4)	157	—	153
Net decrease in cash and cash equivalents	—	(1,079)	(11,924)	—	(13,003)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$60,533	$1,358	$—	$61,891

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,324)	$120,404	$45,743	$—	$126,823
Cash flows from investing activities:
Cash invested in seismic data	—	(68,145)	(58,834)	—	(126,979)
Cash paid to acquire property, equipment and other	—	(1,856)	(265)	—	(2,121)
Net proceeds from sale of marketable securities	—	2,467	—	—	2,467
Cash from sale of property, equipment and other	—	121	1	—	122
Advances to Seitel Holdings, Inc.	—	(755)	—	—	(755)
Repayment from Seitel Holdings, Inc.	—	50	—	—	50
Net cash used in investing activities	—	(68,118)	(59,098)	—	(127,216)
Cash flows from financing activities:
Contributed capital	125,000	—	—	—	125,000
Repayment of 9.75% Senior Notes	(131,094)	—	—	—	(131,094)
Repayment of 11.75% Senior Notes	(2,000)	—	—	—	(2,000)
Principal payments on notes payable	(59)	—	—	—	(59)
Principal payments on capital lease obligations	—	—	(164)	—	(164)
Borrowings on line of credit	—	—	737	—	737
Payments on line of credit	—	—	(737)	—	(737)
Costs of debt and equity transactions	(6,268)	—	(70)	—	(6,338)
Intercompany transfers	53,745	(65,745)	12,000	—	—
Net cash provided by (used in) financing activities	39,324	(65,745)	11,766	—	(14,655)
Effect of exchange rate changes	—	3	(32)	—	(29)
Net decrease in cash and cash equivalents	—	(13,456)	(1,621)	—	(15,077)
Cash and cash equivalents at beginning of period	—	75,068	14,903	—	89,971
Cash and cash equivalents at end of period	$—	$61,612	$13,282	$—	$74,894

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,719)	$115,561	$33,038	$—	$108,880
Cash flows from investing activities:
Cash invested in seismic data	—	(33,287)	(16,178)	—	(49,465)
Cash paid to acquire property, equipment and other	—	(380)	(147)	—	(527)
Net proceeds from sale of marketable securities	—	4,188	—	—	4,188
Cash from sale of property, equipment and other	—	86	—	—	86
Advances to Seitel Holdings, Inc.	—	(9)	—	—	(9)
Return of capital from subsidiary	—	4,501	(4,501)	—	—
Net cash used in investing activities	—	(24,901)	(20,826)	—	(45,727)
Cash flows from financing activities:
Principal payments on notes payable	(54)	—	—	—	(54)
Principal payments on capital lease obligations	—	—	(146)	—	(146)
Borrowings on line of credit	—	—	10	—	10
Payments on line of credit	—	—	(10)	—	(10)
Costs of debt and equity transactions	(65)	—	—	—	(65)
Intercompany transfers	39,838	(39,838)	—	—	—
Net cash provided by (used in) financing activities	39,719	(39,838)	(146)	—	(265)
Effect of exchange rate changes	—	25	788	—	813
Net decrease in cash and cash equivalents	—	50,847	12,854	—	63,701
Cash and cash equivalents at beginning of period	—	24,221	2,049	—	26,270
Cash and cash equivalents at end of period	$—	$75,068	$14,903	$—	$89,971